Offerings - Offering: 1	Mar. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	161,826,503
Maximum Aggregate Offering Price	$ 29,858.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 4.12
Offering Note	(1) Relates to common stock, par value $0.0001 per share ("Rallybio Common Stock"), of Rallybio Corporation, a Delaware corporation ("Rallybio"), issuable to holders of shares of common stock, par value $0.0001 per share ("Candid Common Stock"), shares of preferred stock, par value $0.0001 per share ("Candid Preferred Stock"), and outstanding unexercised options to purchase shares of Candid Common Stock that will be assumed by Rallybio and converted into options to purchase shares of Rallybio Common Stock ("Candid Options," and together with the Candid Common Stock and Candid Preferred Stock, "Candid Shares"), of Candid Therapeutics, Inc., a Delaware corporation ("Candid"), in the merger of Farmington Merger Sub, Inc., a Delaware Corporation and wholly-owned subsidiary of Rallybio, with and into Candid, with Candid surviving as a wholly-owned subsidiary of Rallybio. The amount of Rallybio Common Stock to be registered includes the estimated maximum number of shares of Rallybio Common Stock that are expected to be issued (or become issuable) pursuant to the merger, without taking into account the effect of a reverse stock split of the Rallybio Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 0.1791 shares of Rallybio Common Stock for each Candid Share. Such exchange ratio is only an estimate as the actual exchange ratio will be determined in connection with the closing of the merger. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. (2) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Candid is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued (or become issuable) in the merger is one-third of the aggregate par value of the Candid securities expected to be exchanged for the shares of Rallybio Common Stock being registered, including any Rallybio Common Stock issuable upon exercise of the Candid Options.